Financial instruments classification (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The financial assets and liabilities of the consolidated statement of financial position as of December 31, 2019 and 2018, are presented below.

	As of December 31, 2019
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	11,128,875	11,128,875
Inter-bank funds	—	—	—	85,006	85,006
Financial investments	1,551,537	14,188,473	1,125,722	2,206,986	19,072,718
Loans, net	—	—	—	37,136,853	37,136,853
Due from customers on acceptances	—	—	—	139,685	139,685
Other accounts receivable and other assets, net	220,776	—	—	630,430	851,206

	1,772,313	14,188,473	1,125,722	51,327,835	68,414,343

Financial liabilities
Deposits and obligations	—	—	—	38,093,224	38,093,224
Inter-bank funds				169,138	169,138
Due to banks and correspondents	—	—	—	3,979,637	3,979,637
Bonds, notes and other obligations	—	—	—	6,890,290	6,890,290
Due from customers on acceptances	—	—	—	139,685	139,685
Insurance contract liabilities	—	—	—	11,338,810	11,338,810
Other accounts payable, provisions and other liabilities	222,305	—	—	1,634,243	1,856,548

	222,305	—	—	62,245,027	62,467,332

	As of December 31, 2018
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	8,380,411	8,380,411
Inter-bank funds	—	—	—	495,037	495,037
Financial investments	1,571,468	13,328,593	845,317	1,884,067	17,629,445
Loans, net	—	—	—	32,960,917	32,960,917
Due from customers on acceptances	—	—	—	132,961	132,961
Other accounts receivable and other assets, net	185,376	—	—	1,106,659	1,292,035

	1,756,844	13,328,593	845,317	44,960,052	60,890,806

Financial liabilities
Deposits and obligations	—	—	—	33,681,950	33,681,950
Due to banks and correspondents	—	—	—	4,293,361	4,293,361
Bonds, notes and other obligations	—	—	—	6,496,778	6,496,778
Due from customers on acceptances	—	—	—	132,961	132,961
Insurance contract liabilities	—	—	—	10,300,468	10,300,468
Other accounts payable, provisions and other liabilities	154,116	—	—	1,367,644	1,521,760

	154,116	—	—	56,273,162	56,427,278